SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Oct. 30, 2016
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

HORMEL FOODS CORPORATION

(In Thousands)

Additions/(Benefits)
	Balance at	Charged to	Charged to		Balance at
	Beginning	Costs and	Other Accounts-	Deductions-	End of
Classification	of Period	Expenses	Describe	Describe	Period

Valuation reserve deduction from assets account:

Fiscal year ended
October 30, 2016
Allowance for
doubtful accounts				$ 652 (2)
receivable	$ 4,086	$ 611	$ -	- (3)	$ 4,045

Fiscal year ended
October 25, 2015
Allowance for
doubtful accounts				$ 52 (2)
receivable	$ 4,050	$ (24)	$ 36 (1)	(77) (3)	$ 4,086

Fiscal year ended
October 26, 2014
Allowance for
doubtful accounts				$ 4,152 (2)
receivable	$ 4,000	$ 4,076	$ 50 (4)	(76) (3)	$ 4,050

Note (1) – Increase in the reserve due to the inclusion of Applegate Farms accounts receivable.

Note (2) – Uncollectible accounts written off.

Note (3) – Recoveries on accounts previously written off.

Note (4) – Increase in the reserve due to the inclusion of CytoSport accounts receivable.